Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013		Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Defined Benefit Pension Plan, Balances	$ 99	$ 62		$ (14)
Defined BenefitPension Plan, other comprehensive income/(loss)		37		76
Defined BenefitPension Plan, Amounts reclassified from accumulated other comprehensive income to net loss on disposal of subsidiary		0	[1]
Defined Benefit Pension Plan, Balances		99		62
Unrealized Actuarial Income, Balances	99
Unrealized Actuarial Income, Current period other comprehensive income/(loss)	0
Unrealized Actuarial Income, Balances	99	99
Foreign Currency Translation, Balances	643	867		573
Foreign Currency Translation, Current period other comprehensive income/(loss)	58	(256)		294
Foreign Currency Translation, Amounts reclassified from accumulated other comprehensive income to net loss on disposal of subsidiary		32	[1]
Foreign Currency Translation, Balances	701	643		867
Accumulated Other Comprehensive Income, Balances	742	929		559
Accumulated Other Comprehensive Income, Current period other comprehensive income/(loss)	58	(219)		370
Accumulated Other Comprehensive Income, Amounts reclassified from accumulated other comprehensive income to net loss on disposal of subsidiary		32	[1]
Accumulated Other Comprehensive Income, Balances	$ 800	$ 742		$ 929

[1]	Amounts represented a reclassification from accumulated other comprehensive income to net loss from discontinued operations in Note 16 on disposal of a subsidiary.